Receivables from Financial Services	12 Months Ended
Mar. 31, 2019
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Receivables from Financial Services

(7) Receivables from Financial Services

The finance subsidiaries of the Company provide various financial services to customers and dealers in order to support the sale of products. These receivables from financial services are categorized as follows:

Consumer finance receivables:

Retail receivables primarily consist of receivables from installment contracts with customers.

Finance lease receivables primarily consist of receivables from non-cancelable auto leases with customers.

Dealer finance receivables:

Wholesale receivables primarily consist of financing receivables from dealers for the purchase of inventories and dealer loans.

Receivables from financial services are mainly classified into financial assets measured at amortized cost.

Receivables from financial services as of March 31, 2018 and 2019 consist of the following:

	Yen (millions)
	2018	2019
Consumer finance receivables:
Retail	¥4,187,420	¥4,602,848
Finance lease	165,156	142,855
Dealer finance receivables:
Wholesale	651,141	712,214

Subtotal	¥5,003,717	¥5,457,917

Allowance for credit losses	¥(34,803)	¥(43,203)
Allowance for losses on lease residual values	(743)	(29)
Unearned interest income and fees	(10,108)	(9,435)

Total	¥4,958,063	¥5,405,250

Current assets	¥1,840,699	¥1,951,633
Non-current assets	3,117,364	3,453,617

Total	¥4,958,063	¥5,405,250

Finance lease receivables

The gross investment in the lease and the present value of minimum lease payments receivable as of March 31, 2018 and 2019 are as follows:

	Yen (millions)
As of March 31, 2018	Within 1 year	Between 1 and 5 years	Later than 5 years	Total
Gross investment in the lease	¥65,253	¥99,845	¥58	¥165,156
Unearned interest income and fees	(2,023)	(8,078)	(7)	(10,108)
Unguaranteed residual values	(27,480)	(50,636)	(0)	(78,116)

Present value of minimum lease payments receivable	¥35,750	¥41,131	¥51	¥76,932

	Yen (millions)
As of March 31, 2019	Within 1 year	Between 1 and 5 years	Later than 5 years	Total
Gross investment in the lease	¥52,099	¥90,658	¥98	¥142,855
Unearned interest income and fees	(1,632)	(7,790)	(13)	(9,435)
Unguaranteed residual values	(25,369)	(46,662)	—	(72,031)

Present value of minimum lease payments receivable	¥25,098	¥36,206	¥85	¥61,389

Allowance for credit losses

The changes in the allowance for credit losses on receivables from financial services for the years ended March 31, 2017, 2018 and 2019 are as follows:

For the years ended March 31, 2017 and 2018

	Yen (millions)
	Retail	Finance lease	Wholesale	Total
Balance as of April 1, 2016	¥22,300	¥762	¥2,503	¥25,565

Provision	¥29,870	¥338	¥(278)	¥29,930
Write-offs	(33,045)	(287)	(382)	(33,714)
Recoveries	8,487	69	3	8,559
Exchange differences on translating foreign operations	1,255	(73)	(23)	1,159

Balance as of March 31, 2017	¥28,867	¥809	¥1,823	¥31,499

Provision	¥36,037	¥214	¥336	¥36,587
Write-offs	(39,478)	(299)	(271)	(40,048)
Recoveries	8,368	50	13	8,431
Exchange differences on translating foreign operations	(1,718)	47	5	(1,666)

Balance as of March 31, 2018	¥32,076	¥821	¥1,906	¥34,803

For the year ended March 31, 2019

	Yen (millions)
	12-month ECL (Stage 1)	Lifetime ECL		Total
		Not credit-impaired (Stage 2)	Credit-impaired (Stage 3)
Retail:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥32,076

Effect of adopting IFRS 9 (2014)				¥4,599

Balance as of April 1, 2018 under IFRS 9 (2014)	¥20,574	¥9,543	¥6,558	¥36,675

Remeasurement	¥1,788	¥579	¥31,506	¥33,873
Write-offs	—	—	(30,986)	(30,986)
Exchange differences on translating foreign operations	250	285	(337)	198

Balance as of March 31, 2019	¥22,612	¥10,407	¥6,741	¥39,760

Finance lease:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥821

Effect of adopting IFRS 9 (2014)				¥—

Balance as of April 1, 2018 under IFRS 9 (2014)	¥604	¥78	¥139	¥821

Remeasurement	¥(19)	¥(3)	¥114	¥92
Write-offs	—	—	(125)	(125)
Exchange differences on translating foreign operations	(51)	(3)	(4)	(58)

Balance as of March 31, 2019	¥534	¥72	¥124	¥730

Wholesale:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥1,906

Effect of adopting IFRS 9 (2014)				¥—

Balance as of April 1, 2018 under IFRS 9 (2014)	¥1,553	¥309	¥44	¥1,906

Remeasurement	¥(49)	¥35	¥769	¥755
Write-offs	—	—	153	153
Exchange differences on translating foreign operations	(85)	(15)	(1)	(101)

Balance as of March 31, 2019	¥1,419	¥329	¥965	¥2,713

Total:
Balance as of April 1, 2018 under IFRS 9 (2013)				¥34,803

Effect of adopting IFRS 9 (2014)				¥4,599

Balance as of April 1, 2018 under IFRS 9 (2014)	¥22,731	¥9,930	¥6,741	¥39,402

Remeasurement	¥1,720	¥611	¥32,389	¥34,720
Write-offs	—	—	(30,958)	(30,958)
Exchange differences on translating foreign operations	114	267	(342)	39

Balance as of March 31, 2019	¥24,565	¥10,808	¥7,830	¥43,203

Comparative amounts for the years ended March 31, 2017 and 2018 represent the allowance for credit losses under IFRS 9 (2013).

For more information on allowance for credit losses, see note 25(c).